Note 13 - Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2020	2021	2020	2021
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	257	732	4,008	1,639
General and administrative	1,519	1,010	2,074	3,651

Total	1,776	1,742	6,082	5,290